Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements

5. Fair Value Measurements

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy consists of the following three levels. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs consist of quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data. Level 3 inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

The carrying values of cash and equivalents, accounts receivable, accounts payable, and accrued expenses approximate fair value because of its short maturity. Management believes that the carrying value of the 2020 Notes approximate fair value given that, while there has been change in the overall economic environment, there has not been significant net availability of credit to Company.

We have earnout liabilities related to our two 2020 acquisitions which are measured on a recurring basis and recorded at fair value, measured using probability-weighted analysis and discounted using a rate that appropriately captures the risks associated with the obligation. The inputs used to calculate the fair value of the earnout liabilities are considered to be Level 3 inputs due to the lack of relevant market activity and significant management judgment. Key unobservable inputs include revenue growth rates, which ranged from 0% to 7%, and volatility rates, which were 20% for gross profits. An increase in future revenues and gross profits may result in a higher estimated fair value while a decrease in future revenues and gross profits may result in a lower estimated fair value of the earnout liabilities.

The following table provides a summary of the changes in fair value of the earnout liabilities for the three months ended March 31, 2022 and 2021:

March 31, 2022
Fair value at December 31, 2021	$1,630,681
Change in fair value	64,204
Fair value at March 31, 2022	$1,694,885

March 31, 2021
Fair value at December 31, 2020	$2,444,000
Change in fair value	69,950
Fair value at March 31, 2021	$2,513,950

The fair values of amounts owed are recorded in the current and long-term portions of earnout liabilities in our condensed consolidated balance sheets. Changes in fair value are recorded in change in fair value of earnout liabilities in our condensed consolidated statements of operations.

7. Fair Value Measurements

Under GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy consists of the following three levels. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs consist of quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data. Level 3 inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.

The carrying values of cash and equivalents, accounts receivable, accounts payable, accrued expenses, and the PPP loan (prior to forgiveness) approximate fair value because of its short maturity. Management believes that the carrying value of the 2020 Notes approximate fair value given the March 2, 2020 transaction proximity to December 31, 2020 in conjunction with the absence of significant net change in the overall economic environment with regards to availability of credit to Company.

We have earnout liabilities related to our two 2020 acquisitions which are measured on a recurring basis and recorded at fair value, measured using probability-weighted analysis and discounted using a rate that appropriately captures the risks associated with the obligation. The inputs used to calculate the fair value of the earnout liabilities are considered to be Level 3 inputs due to the lack of relevant market activity and significant management judgment. Key unobservable inputs include revenue growth rates, which ranged from 0% to 7%, and volatility rates, which were 20% for gross profits. A decrease in future revenues and gross profits may result in a lower estimated fair value of the earnout liabilities.

The following table provides a summary of the changes in fair value of the earnout liabilities for the years ended December 31, 2021 and 2020:

Year ended December 31, 2021
Fair value at January 1, 2021	$2,444,000
Payment	(954,733)
Change in fair value	141,414
Fair value at December 31, 2021	$1,630,681

Year ended December 31, 2020
Fair value at January 1, 2020	$-
Additions	889,200
Change in fair value	1,554,800
Fair value at December 31, 2020	$2,444,000

The fair values of amounts owed are recorded in the current and long-term portions of earnout liabilities in our consolidated balance sheets. Changes in fair value are recorded in change in fair value of earnout liabilities in our consolidated statements of operations.